Borrowings - Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Interest expense	$ 649.0	$ 510.0
Holding company and insurance and reinsurance companies
Borrowings
Interest expense on borrowings	456.6	330.5
Non-insurance companies
Borrowings
Interest expense on borrowings	136.7	130.0
Interest expense on lease liabilities	$ 55.7	$ 49.5